Policy reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Policy reserve [Abstract]
Interest rate linked	₩ 17,328,353	₩ 16,464,193
Fixed interest rate	8,882,691	8,051,171
Policy reserve, total	₩ 26,211,044	₩ 24,515,364